                                                                                                   July 15, 2011

BNY MELLON FUNDS TRUST

BNY MELLON LARGE CAP STOCK FUND

BNY MELLON INCOME STOCK FUND

BNY MELLON MID CAP STOCK FUND

BNY MELLON SMALL CAP STOCK FUND

BNY MELLON U.S. CORE EQUITY 130/30 FUND

BNY MELLON FOCUSED EQUITY OPPORTUNITIES FUND

BNY MELLON SMALL/MID CAP FUND

BNY MELLON INTERNATIONAL FUND

BNY MELLON EMERGING MARKETS FUND

BNY MELLON INTERNATIONAL APPRECIATION FUND

BNY MELLON BOND FUND

BNY MELLON INTERMEDIATE BOND FUND

BNY MELLON INTERMEDIATE U.S. GOVERNMENT FUND

BNY MELLON SHORT-TERM U.S. GOVERNMENT SECURITIES FUND

BNY MELLON NATIONAL INTERMEDIATE MUNICIPAL BOND FUND

BNY MELLON NATIONAL SHORT-TERM MUNICIPAL BOND FUND

BNY MELLON PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

BNY MELLON MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

BNY MELLON NEW YORK INTERMEDIATE TAX-EXEMPT BOND FUND

BNY MELLON MUNICIPAL OPPORTUNITIES FUND

Supplement to Prospectus

dated December 31, 2010

(Class M and Investor shares)

The following information supplements the information pertaining to each fund’s Class M shares contained in the section of the fund’s Prospectus entitled “Shareholder Guide—Buying, Selling and Exchanging Shares”:

Class M shares of the fund are offered to unaffiliated investment companies approved by BNY Mellon Wealth Management.

                                                                                                   July 15, 2011

BNY MELLON FUNDS TRUST

BNY MELLON LARGE CAP STOCK FUND

BNY MELLON INCOME STOCK FUND

BNY MELLON MID CAP STOCK FUND

BNY MELLON SMALL CAP STOCK FUND

BNY MELLON U.S. CORE EQUITY 130/30 FUND

BNY MELLON FOCUSED EQUITY OPPORTUNITIES FUND

BNY MELLON SMALL/MID CAP FUND

BNY MELLON INTERNATIONAL FUND

BNY MELLON EMERGING MARKETS FUND

BNY MELLON INTERNATIONAL APPRECIATION FUND

BNY MELLON BOND FUND

BNY MELLON INTERMEDIATE BOND FUND

BNY MELLON INTERMEDIATE U.S. GOVERNMENT FUND

BNY MELLON SHORT-TERM U.S. GOVERNMENT SECURITIES FUND

BNY MELLON NATIONAL INTERMEDIATE MUNICIPAL BOND FUND

BNY MELLON NATIONAL SHORT-TERM MUNICIPAL BOND FUND

BNY MELLON PENNSYLVANIA INTERMEDIATE MUNICIPAL BOND FUND

BNY MELLON MASSACHUSETTS INTERMEDIATE MUNICIPAL BOND FUND

BNY MELLON NEW YORK INTERMEDIATE TAX-EXEMPT BOND FUND

BNY MELLON MUNICIPAL OPPORTUNITIES FUND

Supplement to Statement of Additional Information

dated December 31, 2010

The following information supplements the information pertaining to each Fund’s Class M shares contained in the section of the Fund’s Statement of Additional Information entitled “How to Buy Shares”:

Class M shares of the Fund are offered to unaffiliated investment companies approved by BNY Mellon Wealth Management.